Accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Reconciliation about operating lease obligations

The following table reconciles the opening balance for the lease liabilities as at 1 January 2019 based upon the operating lease obligations as at 31 December 2018:

£m
Operating lease commitments at 31 December 2018	3,628.2
Short-term leases not included in lease liabilities	(73.8)
Extension options reasonably certain to be exercised	115.1
Signed leases not yet commenced	(598.1)
Gross lease liabilities at 1 January 2019	3,071.4
Effect of discounting	(745.2)
Lease liabilities at 1 January 2019	2,326.2